TRANSAMERICA PARTNERS FUNDS GROUP

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Transamerica Partners Mid Value

Supplement to the Currently Effective Prospectuses and Summary Prospectuses

The following information will supplement and supersede any contrary information contained in the Prospectuses and Summary Prospectuses concerning the funds:

PRINCIPAL INVESTMENT STRATEGIES: The fund invests in securities through an underlying master fund having the same investment goals and strategies.

The fund invests primarily in stocks of medium sized companies that the fund’s sub-advisers, J.P. Morgan Investment Management Inc. and Thompson, Siegel & Walmsley LLC (the “sub-advisers”), believe have below market valuations and present an opportunity for earnings improvement. Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of mid cap companies. Mid cap companies are companies with market capitalizations equal to those within the universe of the Russell Midcap Value Index[1] and/or between $1 billion and $20 billion at the time of purchase. As of the date of the last reconstitution of the Russell Midcap Value Index on June 27, 2014, the market capitalizations of the companies in the index ranged from $1.5 billion to $29.8 billion. Over time, the capitalizations of the companies in the index will change. As they do, the size of the companies in which the fund invests may change.

The fund’s equity securities may include common stocks and preferred stocks listed on the New York Stock Exchange and on other national securities exchanges and, to a lesser extent, stocks that are traded over-the-counter. The fund emphasizes common stocks. The fund may also invest in master limited partnerships (MLPs), although their use will not be a principal investment strategy. The fund may also invest in foreign securities and real estate investment trusts (REITs).

The fund may, but is not required to, engage in certain investment strategies involving derivatives, such as options, futures, forward currency contracts and swaps, including, but not limited to, interest rate, total return and credit default swaps. These investment strategies may be employed to attempt to alter investment characteristics of the fund’s portfolio (including to attempt to mitigate risk of loss in some fashion, or “hedge”), but they also may be used to generate income.

Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit. During periods of defensive investing, it will be more difficult for the fund to achieve its objective.

[1] Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell indexes. Russell® is a trademark of Russell Investment Group.

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Transamerica Partners Large Core

Transamerica Partners Large Value

Supplement to the Currently Effective Prospectuses and Summary Prospectuses

The following information will supplement and supersede any contrary information contained in the Prospectuses and Summary Prospectuses concerning the funds:

PRINCIPAL INVESTMENT STRATEGIES: The fund invests in securities through an underlying master fund having the same investment goals and strategies.

The fund normally invests primarily in issuers listed on U.S. exchanges that the fund’s sub-adviser believes are seasoned, liquid and low priced, with effective management, positive momentum, and favorable sentiment. Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities of large-cap companies and other investments with similar economic characteristics. The fund considers large cap companies to be companies with market capitalizations that, at the time of initial purchase, exceed the market capitalization of the smallest company included in the Russell 1000® Index[1]. As of March 31, 2014, the market capitalization of the smallest company in the Russell 1000® Index was $968 million.

Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit. During periods of defensive investing, it will be more difficult for the fund to achieve its objective.

[1] Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell indexes. Russell® is a trademark of Russell Investment Group.

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Investors Should Retain this Supplement for Future Reference

September 24, 2014